Income Taxes (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets:
Net operating loss and credit carryforwards	$ 32,440,000	$ 33,279,000
Intangible assets		6,000
Stock-based compensation	813,000
Capital loss and R&D credits	1,517,000	1,500,000
Research development expenses	576,000	657,000
Inventory	177,000	135,000
Accrued expenses and other	492,000	306,000
Gross deferred tax assets	36,015,000	35,883,000
Valuation allowance for deferred tax assets	(35,971,000)	(35,789,000)
Total deferred tax assets	44,000	94,000
Deferred tax liabilities:
Depreciation and other	(44,000)	(94,000)
Total deferred tax liabilities	(44,000)	(94,000)
Net deferred tax liability